Note 5 - Property and Equipment (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017
Cost, beginning balance	$ 7,940,320	$ 6,041,569
Additions	101,178	1,898,751
Cost, ending balance	8,041,498	7,940,320
Accumulated amortization, beginning balance	4,672,769	4,151,931
Depreciation	612,736	520,838
Accumulated amortization, ending balance	5,285,505	4,672,769
Net book value	2,755,993	3,267,551
Computer Equipment [Member]
Cost, beginning balance	530,750	295,296
Additions	20,336	235,454
Cost, ending balance	551,086	530,750
Accumulated amortization, beginning balance	286,483	238,672
Depreciation	77,179	47,811
Accumulated amortization, ending balance	363,662	286,483
Net book value	187,424	244,267
Computer Software [Member]
Cost, beginning balance	156,059	124,151
Additions	0	31,908
Cost, ending balance	156,059	156,059
Accumulated amortization, beginning balance	131,128	117,506
Depreciation	12,465	13,622
Accumulated amortization, ending balance	143,593	131,128
Net book value	12,466	24,931
Furniture and Fixtures [Member]
Cost, beginning balance	172,498	129,860
Additions	0	42,638
Cost, ending balance	172,498	172,498
Accumulated amortization, beginning balance	119,990	109,243
Depreciation	10,501	10,747
Accumulated amortization, ending balance	130,491	119,990
Net book value	42,007	52,508
Laboratory Equipment [Member]
Cost, beginning balance	5,286,803	3,933,693
Additions	80,842	1,353,110
Cost, ending balance	5,367,645	5,286,803
Accumulated amortization, beginning balance	2,669,232	2,290,074
Depreciation	413,576	379,158
Accumulated amortization, ending balance	3,082,808	2,669,232
Net book value	2,284,837	2,617,571
Leasehold Improvements [Member]
Cost, beginning balance	1,441,452	1,205,811
Additions	0	235,641
Cost, ending balance	1,441,452	1,441,452
Accumulated amortization, beginning balance	1,192,946	1,143,792
Depreciation	82,835	49,154
Accumulated amortization, ending balance	1,275,781	1,192,946
Net book value	165,671	248,506
Laboratory Equipment Under Capital Lease [Member]
Cost, beginning balance	276,300	276,300
Additions	0	0
Cost, ending balance	276,300	276,300
Accumulated amortization, beginning balance	198,798	179,422
Depreciation	15,500	19,376
Accumulated amortization, ending balance	214,298	198,798
Net book value	62,002	77,502
Computer Equipment Under Capital Lease [Member]
Cost, beginning balance	76,458	76,458
Additions	0	0
Cost, ending balance	76,458	76,458
Accumulated amortization, beginning balance	74,192	73,222
Depreciation	680	970
Accumulated amortization, ending balance	74,872	74,192
Net book value	$ 1,586	$ 2,266